PLAN DESCRIPTION - Notes Receivable from Participants (Details) - REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN	12 Months Ended
Dec. 31, 2025 USD ($) loan
PLAN TERMINATION
Maximum participant borrowing percentage	50.00%
Minimum participant borrowings	$ 500
Maximum participant borrowings	$ 50,000
Number of outstanding loans | loan	1
Basis spread on prime rate (as a percent)	1.00%
Loan origination fee	$ 50
Annual loan maintenance fee	$ 25
Loan repayments suspension period	1 year
Minimum
PLAN TERMINATION
Participant loan term	1 year
Maximum
PLAN TERMINATION
Participant loan term	5 years